GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 7

Loan Count:	2
Fields Reviewed	Discrepancy Count	Percentage
Debt Service Coverage Ratio	1	50.00%
Originator Back-End DTI	1	50.00%

Report Pulled:	7/17/2025
Loan Count:	3
Loan ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data
7922512	XXXX	XXXX	Debt Service Coverage Ratio	XXXX	XXXX
7923179	XXXX	XXXX	Originator Back-End DTI	XXXX	XXXX